Schedule of investments
Delaware Limited Duration Bond Fund
December 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Security — 1.85%
Freddie Mac Multifamily Structured Pass Through Certificates Series K734 A1 3.139% 6/25/25 ♦	2,914,935	$3,129,210
Total Agency Commercial Mortgage-Backed Security (cost $2,973,231)		3,129,210

Agency Mortgage-Backed Securities — 10.81%
Fannie Mae S.F. 30 yr
4.50% 2/1/44	1,410,472	1,597,518
4.50% 4/1/44	1,633,436	1,850,030
4.50% 11/1/44	1,641,483	1,852,684
4.50% 10/1/45	3,656,767	4,084,764
5.00% 7/1/47	3,676,902	4,269,625
5.00% 5/1/48	2,448,904	2,732,988
5.50% 5/1/44	101,109	118,579
Freddie Mac S.F. 30 yr
4.50% 7/1/45	313,683	351,785
5.00% 8/1/48	1,304,905	1,448,816
Total Agency Mortgage-Backed Securities (cost $17,845,851)		18,306,789

Collateralized Debt Obligations — 7.28%
AMMC CLO 23 Series 2020-23A A1L 144A 1.635% (LIBOR03M + 1.40%, Floor 1.40%) 10/17/31 #, •	1,000,000	998,738
Ballyrock CLO
Series 2018-1A A1 144A 1.218% (LIBOR03M + 1.00%) 4/20/31 #, •	750,000	742,145
Series 2020-2A A1 144A 1.529% (LIBOR03M + 1.32%, Floor 1.32%) 10/20/31 #, •	750,000	749,053

BlueMountain CLO XXX Series 2020-30A A 144A 1.549% (LIBOR03M + 1.39%, Floor 1.39%) 1/15/33 #, •	500,000	499,373
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Carlyle Global Market Strategies CLO Series 2015-5A A1R 144A 1.538% (LIBOR03M + 1.32%, Floor 1.32%) 1/20/32 #, •	500,000	$499,401
CBAM Series 2020-13A A 144A 1.585% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #, •	800,000	798,997
Cedar Funding IX CLO Series 2018-9A A1 144A 1.198% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	925,000	921,566
CIFC Funding Series 2013-4A A1RR 144A 1.277% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	900,000	894,940
Dryden 83 CLO Series 2020-83A A 144A 0.000% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	900,000	900,000
Galaxy XXI CLO Series 2015-21A AR 144A 1.238% (LIBOR03M + 1.02%) 4/20/31 #, •	500,000	495,153
KKR CLO 32 Series 32A A1 144A 1.545% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	500,000	499,374
LCM XVIII Series 18A A1R 144A 1.238% (LIBOR03M + 1.02%) 4/20/31 #, •	700,000	695,944
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.408% (LIBOR03M + 1.19%) 1/20/31 #, •	300,000	299,519

NQ-QLV [12/20] 2/21 (1511453)    1

Schedule of investments
Delaware Limited Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Octagon Investment Partners 48 Series 2020-3A A 144A 1.732% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	900,000	$901,360
Sound Point CLO XXI Series 2018-3A A1A 144A 1.395% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	900,000	897,007
Venture 34 CLO Series 2018-34A A 144A 1.467% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	700,000	698,545
York CLO-6 Series 2019-1A A1 144A 1.566% (LIBOR03M + 1.35%) 7/22/32 #, •	850,000	849,493
Total Collateralized Debt Obligations (cost $12,313,274)		12,340,608

Corporate Bonds — 52.48%
Banking — 17.97%
Ally Financial 5.75% 11/20/25	740,000	862,096
Banco Continental 144A 2.75% 12/10/25 #	385,000	384,037
Banco Santander 3.50% 4/11/22	1,200,000	1,246,268
Bank of America 3.458% 3/15/25 μ	1,500,000	1,633,695
Bank of Montreal 1.85% 5/1/25	260,000	273,071
Barclays Bank 1.70% 5/12/22	240,000	244,284
BBVA Bancomer 144A 1.875% 9/18/25 #	425,000	429,781
Citizens Financial Group 2.85% 7/27/26	920,000	1,024,919
Credit Agricole 144A 1.907% 6/16/26 #, μ	280,000	290,668
DNB Boligkreditt 144A 2.50% 3/28/22 #	4,500,000	4,620,482
Goldman Sachs Group
3.50% 4/1/25	135,000	150,240
5.75% 1/24/22	4,000,000	4,228,550
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Huntington National Bank
2.50% 8/7/22	285,000	$294,376
3.125% 4/1/22	910,000	939,569
JPMorgan Chase & Co.
4.023% 12/5/24 μ	3,410,000	3,757,843
4.60% μ, ψ	130,000	134,388
KeyBank
2.40% 6/9/22	250,000	257,370
3.18% 5/22/22	655,000	679,341
Morgan Stanley
1.433% (LIBOR03M + 1.22%) 5/8/24 •	1,290,000	1,315,324
2.188% 4/28/26 μ	310,000	327,640
2.75% 5/19/22	120,000	123,949
3.622% 4/1/31 μ	230,000	267,302
3.737% 4/24/24 μ	350,000	376,699

PNC Bank 2.70% 11/1/22	455,000	474,166
QNB Finance 3.50% 3/28/24	380,000	408,446
Regions Financial 3.80% 8/14/23	235,000	255,037
Truist Bank 2.636% 9/17/29 μ	1,015,000	1,074,223
Truist Financial 2.70% 1/27/22	1,650,000	1,689,397
UBS 144A 1.75% 4/21/22 #	200,000	203,590
UBS Group
144A 2.65% 2/1/22 #	580,000	594,795
144A 3.00% 4/15/21 #	1,605,000	1,617,434

US Bank 3.40% 7/24/23	250,000	268,687
		30,447,667
Basic Industry — 2.40%
Avient 144A 5.75% 5/15/25 #	853,000	907,379
DuPont de Nemours 2.169% 5/1/23	710,000	719,608
First Quantum Minerals 144A 7.50% 4/1/25 #	500,000	521,250
Georgia-Pacific 144A 1.75% 9/30/25 #	215,000	224,885
Hudbay Minerals 144A 7.625% 1/15/25 #	347,000	361,097
Inversiones CMPC 144A 4.75% 9/15/24 #	380,000	421,445
Kraton Polymers 144A 7.00% 4/15/25 #	443,000	466,700
LYB International Finance III 2.875% 5/1/25	170,000	185,432

2    NQ-QLV [12/20] 2/21 (1511453)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
PowerTeam Services 144A 9.033% 12/4/25 #	235,000	$262,051
		4,069,847
Brokerage — 0.31%
National Securities Clearing 144A 1.20% 4/23/23 #	390,000	397,894
SURA Asset Management 144A 4.875% 4/17/24 #	120,000	131,732
		529,626
Capital Goods — 4.22%
General Dynamics 3.00% 5/11/21	930,000	938,988
General Electric 3.45% 5/1/27	185,000	208,933
GFL Environmental 144A 3.75% 8/1/25 #	250,000	255,469
L3Harris Technologies 3.85% 6/15/23	225,000	243,157
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	1,047,000	1,069,186
Otis Worldwide 2.056% 4/5/25	425,000	450,798
Roper Technologies 2.35% 9/15/24	2,050,000	2,183,518
Spirit AeroSystems 144A 5.50% 1/15/25 #	350,000	369,653
Terex 144A 5.625% 2/1/25 #	330,000	340,560
TransDigm 144A 8.00% 12/15/25 #	412,000	456,327
Welbilt 9.50% 2/15/24	164,000	169,808
WESCO Distribution 144A 7.125% 6/15/25 #	421,000	463,586
		7,149,983
Communications — 3.14%
AMC Networks 5.00% 4/1/24	430,000	437,525
Clear Channel International 144A 6.625% 8/1/25 #	200,000	211,750
Clear Channel Worldwide Holdings 9.25% 2/15/24	205,000	208,096
Crown Castle International 5.25% 1/15/23	675,000	738,796
Fox 4.03% 1/25/24	2,985,000	3,288,924
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
144A 1.50% 2/15/26 #	185,000	$189,763
144A 3.50% 4/15/25 #	220,000	243,316
		5,318,170
Consumer Cyclical — 4.05%
Boyd Gaming 144A 8.625% 6/1/25 #	319,000	355,187
Caesars Entertainment 144A 6.25% 7/1/25 #	235,000	250,570
Carnival 144A 7.625% 3/1/26 #	262,000	285,938
Ford Motor 8.50% 4/21/23	703,000	793,810
Ford Motor Credit 3.375% 11/13/25	435,000	446,010
General Motors Financial
3.45% 4/10/22	960,000	987,332
4.15% 6/19/23	575,000	618,771

IRB Holding 144A 7.00% 6/15/25 #	48,000	52,525
JD.com 3.875% 4/29/26	430,000	481,443
L Brands 144A 6.875% 7/1/25 #	155,000	168,530
MGM Resorts International 5.75% 6/15/25	500,000	553,762
Prime Security Services Borrower 144A 5.25% 4/15/24 #	679,000	725,681
Scientific Games International 144A 5.00% 10/15/25 #	430,000	444,250
Six Flags Entertainment 144A 4.875% 7/31/24 #	255,000	256,153
Station Casinos 144A 5.00% 10/1/25 #	169,000	171,269
VF 2.40% 4/23/25	250,000	266,785
		6,858,016
Consumer Non-Cyclical — 4.55%
AbbVie 2.60% 11/21/24	710,000	761,521
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	2,435,000	2,773,602
Bausch Health 144A 6.125% 4/15/25 #	327,000	337,353
CVS Health
3.35% 3/9/21	635,000	638,493
3.70% 3/9/23	76,000	81,381

Diageo Capital 1.375% 9/29/25	365,000	375,731

NQ-QLV [12/20] 2/21 (1511453)    3

Schedule of investments
Delaware Limited Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

DP World Crescent 144A 3.908% 5/31/23 #	415,000	$439,132
Mondelez International 2.125% 4/13/23	245,000	254,591
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	340,000	362,738
Pilgrim's Pride 144A 5.75% 3/15/25 #	349,000	358,720
Primo Water Holdings 144A 5.50% 4/1/25 #	344,000	355,610
Royalty Pharma
144A 1.20% 9/2/25 #	220,000	223,565
144A 1.75% 9/2/27 #	145,000	149,319

Tenet Healthcare 5.125% 5/1/25	449,000	458,312
Viatris
144A 1.65% 6/22/25 #	75,000	77,586
144A 2.30% 6/22/27 #	60,000	63,945
		7,711,599
Electric — 5.24%
Avangrid 3.20% 4/15/25	380,000	416,333
Cleveland Electric Illuminating 5.50% 8/15/24	1,150,000	1,325,513
Duke Energy
1.80% 9/1/21	1,065,000	1,074,344
4.875% μ, ψ	460,000	499,252

Engie Energia Chile 144A 4.50% 1/29/25 #	200,000	222,165
Entergy 4.00% 7/15/22	845,000	886,243
Entergy Louisiana 4.05% 9/1/23	905,000	983,830
ITC Holdings 2.70% 11/15/22	1,755,000	1,827,324
NRG Energy 144A 3.75% 6/15/24 #	690,000	755,724
Pacific Gas and Electric 2.10% 8/1/27	115,000	116,871
Vistra Operations 144A 3.55% 7/15/24 #	705,000	763,810
		8,871,409
Energy — 3.60%
Apache 4.625% 11/15/25	243,000	255,454
Continental Resources 3.80% 6/1/24	251,000	259,001
Marathon Oil 2.80% 11/1/22	185,000	190,208
MPLX 1.75% 3/1/26	150,000	155,312
Murphy Oil 5.75% 8/15/25	332,000	331,205
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
NuStar Logistics 5.75% 10/1/25	442,000	$471,393
Occidental Petroleum 5.50% 12/1/25	342,000	357,214
ONEOK 7.50% 9/1/23	1,330,000	1,539,978
Sabine Pass Liquefaction 5.75% 5/15/24	585,000	669,023
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	1,014,608
Southwestern Energy 6.45% 1/23/25	400,000	415,750
Western Midstream Operating 4.10% 2/1/25	186,000	191,982
WPX Energy 5.25% 9/15/24	232,000	253,291
		6,104,419
Finance Companies — 3.36%
AerCap Ireland Capital 3.15% 2/15/24	760,000	797,018
Air Lease 2.875% 1/15/26	95,000	100,593
Aviation Capital Group 144A 2.875% 1/20/22 #	485,000	491,157
Avolon Holdings Funding 144A 3.95% 7/1/24 #	3,285,000	3,471,769
China Overseas Finance Cayman III 5.375% 10/29/23	200,000	221,171
GE Capital Funding 144A 3.45% 5/15/25 #	365,000	403,098
USAA Capital 144A 1.50% 5/1/23 #	200,000	205,208
		5,690,014
Insurance — 0.51%
Equitable Holdings 3.90% 4/20/23	465,000	500,418
USI 144A 6.875% 5/1/25 #	344,000	353,672
		854,090
Natural Gas — 0.10%
NiSource 0.95% 8/15/25	165,000	166,071
		166,071
Technology — 1.29%
Broadcom
3.15% 11/15/25	200,000	218,467
4.70% 4/15/25	125,000	143,274

4    NQ-QLV [12/20] 2/21 (1511453)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Global Payments 2.65% 2/15/25	311,000	$333,175
International Business Machines 3.00% 5/15/24	190,000	205,891
Microchip Technology
3.922% 6/1/21	145,000	147,073
4.333% 6/1/23	615,000	666,152

NXP 144A 2.70% 5/1/25 #	45,000	48,463
Sabre GLBL 144A 7.375% 9/1/25 #	394,000	428,081
		2,190,576
Transportation — 1.74%
DAE Funding
144A 4.50% 8/1/22 #	447,000	453,347
144A 5.75% 11/15/23 #	500,000	514,375
Delta Air Lines
144A 7.00% 5/1/25 #	936,000	1,081,283
7.375% 1/15/26	240,000	274,327

Penske Truck Leasing 144A 1.20% 11/15/25 #	355,000	358,289
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	230,000	258,750
		2,940,371
Total Corporate Bonds (cost $86,608,591)		88,901,858

Non-Agency Asset-Backed Securities — 8.44%
ARI Fleet Lease Trust Series 2019-A A2B 144A 0.639% (LIBOR01M + 0.48%) 11/15/27 #, •	3,009,005	3,010,716
BMW Vehicle Lease Trust Series 2018-1 A3 3.26% 7/20/21	101,414	101,573
CarMax Auto Owner Trust Series 2018-2 B 3.37% 10/16/23	1,850,000	1,919,015
Chase Auto Credit Linked Notes Series 2020-2 B 144A 0.84% 2/25/28 #	900,000	900,866
Ford Credit Auto Owner Trust Series 2017-2 A 144A 2.36% 3/15/29 #	2,000,000	2,068,569
John Deere Owner Trust Series 2019-A A3 2.91% 7/17/23	3,543,385	3,611,199
		Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21		652,126	$653,440
Tesla Auto Lease Trust Series 2018-B A 144A 3.71% 8/20/21 #		2,022,062	2,034,870
Total Non-Agency Asset-Backed Securities (cost $14,186,087)			14,300,248

Sovereign Bonds — 2.55%
Spain — 2.55%
Spanish Treasury Bill 0.000% 1/15/21 ^	EUR	3,535,000	4,319,710
			4,319,710
Total Sovereign Bonds (cost $4,295,087)			4,319,710

US Treasury Obligations — 15.35%
US Treasury Bond 1.375% 8/15/50		35,000	32,714
US Treasury Floating Rate Notes
0.145% (USBMMY3M + 0.055%) 10/31/22 •		1,710,000	1,709,996
0.244% (USBMMY3M + 0.154%) 1/31/22 •		2,680,000	2,682,933
US Treasury Notes
0.375% 11/30/25		15,540,000	15,559,425
0.625% 8/15/30		3,295,000	3,211,081
1.625% 12/31/21		2,770,000	2,811,827
Total US Treasury Obligations (cost $26,004,651)			26,007,976
	Number of shares
Short-Term Investments — 1.26%
Money Market Mutual Funds — 1.26%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	534,283	534,283
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	534,284	534,284

NQ-QLV [12/20] 2/21 (1511453)    5

Schedule of investments
Delaware Limited Duration Bond Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	534,284	$534,284
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	534,284	534,284
Total Short-Term Investments (cost $2,137,135)		2,137,135

Total Value of Securities—100.02% (cost $166,363,907)		169,443,534
Liabilities Net of Receivables and Other Assets—(0.02%)		(25,594)
Net Assets Applicable to 17,901,523 Shares Outstanding—100.00%		$169,417,940
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of Rule 144A securities was $51,692,329, which represents 30.51% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
TD	EUR	(3,535,000)	USD	4,293,876	1/15/21	$(26,352)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – Single Family
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
6    NQ-QLV [12/20] 2/21 (1511453)

(Unaudited)
Summary of abbreviations: (continued)
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ-QLV [12/20] 2/21 (1511453)    7